CAPITAL MANAGEMENT - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 28, 2024
Disclosure of objectives, policies and processes for managing capital [line items]
Unrestricted cash and cash equivalents	R 2,755.9	R 1,293.0
Interest coverage ratio	100.00%
Debt ratio	100.00%
Nedbank Revolving Credit Facility with Accordion Option [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Undrawn borrowing facility	R 1,000.0		R 500.0
Undrawn borrowing facility, accordion option	500.0
Nedbank: GBF - guarantees facility
Disclosure of objectives, policies and processes for managing capital [line items]
Increase in undrawn borrowing facility	181.0	120.0
Borrowings	R 681.0	R 620.0